Basis of preparation, significant accounting policies, and future accounting changes (Narrative) (Details)	12 Months Ended
Dec. 31, 2021
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Depreciation method, property, plant and equipment	declining balance method
Description of useful life, intangible assets other than goodwill	10
Machinery and equipment [Member] | Maximum [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	30
Machinery and equipment [Member] | Minimum [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Description of useful life, property, plant and equipment	10
Computers [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Depreciation rate, property, plant and equipment	20.00%
Office equipment [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Depreciation rate, property, plant and equipment	10.00%
Vehicles [Member]
Basis Of Preparation, Significant Accounting Policies, And Future Accounting Changes [Line Items]
Depreciation rate, property, plant and equipment	20.00%